Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 3,231,934	R$ 7,153,565
Trade accounts receivable	13,791	12,240
Inventories	14,030,064	16,335,101
Inventories	61,428	9,927
Other receivabels	11,635	287
Other receivabels non current	5,657	38,987
Assets	88,048,858	92,564,368
Assets1	96,807	61,441
Trade payables	12,246,782	12,053,266
Trade and other current payables1	277,967	248,435
Other current payables	1,581,701	1,667,600
Other current payables1	233,451	297,329
Trade payables	3,069
Loan to non-controlling shareholders of Braskem Idesa	2,498,093	3,646,538
Total liabilities	3,012,580	4,192,302
Sales of products	96,519,284	105,625,201	R$ 58,543,494
Purchases of raw materials, finished goods services and utilities	85,160,548	73,568,231	47,331,414
Financial income (expenses), net	(4,224,729)	(8,082,524)	(9,611,892)
Other expenses	(1,836,192)	(1,134,803)	(7,187,872)
Petrobras and subsidiaries [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	11,924	4,894
Inventories	61,428	9,927
Other receivabels	287	287
Other receivabels non current	5,657	38,987
Assets	79,296	54,095
Trade payables	137,764	134,063
Other current payables	233,133	296,984
Total liabilities	370,897	431,047
Sales of products	182,218	171,665	182,521
Purchases of raw materials, finished goods services and utilities	(22,900,140)	(19,833,063)	(14,566,840)
Financial income (expenses), net	(33,656)	(11,758)	(3,810)
Other expenses	51,248	(217,497)
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	1,867	7,346
Dividends and interest on capital	4,296
Assets	6,163	7,346
Trade payables	14,189	11,113
Other current payables	314	345
Loan to non-controlling shareholders of Braskem Idesa	2,498,093	3,646,538
Total liabilities	2,512,596	3,657,996
Sales of products	437,514	540,855	326,825
Purchases of raw materials, finished goods services and utilities	(24,813)	(6,953)	(20,350)
Financial income (expenses), net	41,082	(245,819)	(818)
General and administrative expenses	(45,329)	(67,273)	(46,738)
Odebrecht and subsidiaries and associates [member]
IfrsStatementLineItems [Line Items]
Other receivabels	11,348
Assets	11,348
Trade payables	126,014	103,259
Other current payables	4
Trade payables	3,069
Total liabilities	129,087	103,259
Financial income (expenses), net	(854)	(141)	(452)
Related parties [member]
IfrsStatementLineItems [Line Items]
Sales of products	619,732	712,520	509,346
Purchases of raw materials, finished goods services and utilities	(334,363)	(306,426)	(133,127)
Purchases of raw materials, finished goods services and utilities	(23,259,316)	(20,146,442)	(14,720,317)
Finance income cost1	6,572	(257,718)	(5,080)
General and administrative expenses	(45,329)	(67,273)	R$ (46,738)
Other operating income expense1	R$ 51,248	R$ (217,497)